Risks Arising from Financial Instruments and Risk Management - Schedule of Foreign Currency Denominated Financial Assets and Liabilities (Details) - Currency Risk [Member]	Jun. 30, 2026 CAD ($)	Jun. 30, 2026 MXN ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 GBP (£)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)
Financial assets
Cash		$ 10,844,230	€ 12,504	£ 100		$ 5,028,415	€ 11,304	£ 100			€ 12,504	£ 16,558
Trade and other receivables		28,011,582	3,076	354		24,199,567	3,076	354			3,076	293,055
Due from related parties		68,814				68,814
Cash and cash held in trust	$ 171,262				$ 287,503				$ 5,473,500
Loans receivable	69,071								515,197			469,233
Total financial assets	240,333	38,924,626	15,580	454	287,503	29,296,796	14,380	454	5,988,697		15,580	778,846
Financial liabilities
Trade and other payables	4,634,103	5,313,308	9,256	2,126	4,137,013	5,425,846	5,263	2,126	2,809,356		838	820,809
Due to related party	1,060,778				882,165				425,962
Lease liabilities	464,398	4,311,767			191,706	4,609,418
Loans and borrowings	1,254,124		124,890		1,177,564		124,890		315,557		124,890
Convertible promissory notes	9,953,121				1,446,893
Secured promissory notes	8,648,385				10,465,530
Secured convertible debenture	5,696,159				5,681,053
Total financial liabilities	$ 31,711,068	$ 9,625,075	€ 134,146	£ 2,126	$ 23,981,924	$ 10,035,264	€ 130,153	£ 2,126	$ 3,550,875		€ 125,728	£ 820,809